Segmented information - Results of Operations and Assets for Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	$ 1,677,058	$ 1,626,392
Fuel, power and water purchased	401,008	443,304
Net revenue	1,276,050	1,183,088
Operating expenses	520,452	471,989
Administrative expenses	59,490	56,802
Depreciation and amortization	314,123	284,304
Gain (loss) on foreign exchange	(2,108)	3,146
Operating income	384,093	366,847
Interest expense	(181,934)	(181,488)
Income from long-term investments	664,671	397,621
Other	(74,419)	(27,913)
Earnings before income taxes	792,411	555,067
Property, plant and equipment	8,241,838	7,240,980
Investments carried at fair value	1,837,429	1,294,147
Equity-method investees	186,452	82,111
Total assets	13,223,906	10,920,786
Capital expenditures	786,030	581,332
Revenue related to net hedging gains, not recognized as revenue from contract with customers	28,586	22,282
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	24,928	(4,405)
Regulated Services Group
Revenue
Revenue	1,405,136	1,368,411
Fuel, power and water purchased	384,363	426,046
Net revenue	1,020,773	942,365
Operating expenses	445,459	397,092
Administrative expenses	34,141	36,667
Depreciation and amortization	219,089	194,766
Gain (loss) on foreign exchange	0	0
Operating income	322,084	313,840
Interest expense	(99,161)	(101,518)
Income from long-term investments	7,753	9,334
Other	(40,128)	(32,297)
Earnings before income taxes	190,548	189,359
Property, plant and equipment	5,757,532	4,763,689
Investments carried at fair value	0	27,072
Equity-method investees	74,673	29,827
Total assets	8,528,172	6,825,379
Capital expenditures	690,792	478,936
Renewable Energy Group
Revenue
Revenue	270,398	256,510
Fuel, power and water purchased	16,645	17,258
Net revenue	253,753	239,252
Operating expenses	74,981	74,676
Administrative expenses	24,719	19,366
Depreciation and amortization	92,890	88,557
Gain (loss) on foreign exchange	0	0
Operating income	61,163	56,653
Interest expense	(52,656)	(61,039)
Income from long-term investments	96,652	104,025
Other	(6,537)	15,951
Earnings before income taxes	98,622	115,590
Property, plant and equipment	2,451,706	2,444,382
Investments carried at fair value	1,837,429	1,267,075
Equity-method investees	111,779	52,284
Total assets	4,589,521	4,014,067
Capital expenditures	80,746	102,396
Corporate
Revenue
Revenue	1,524	1,471
Fuel, power and water purchased	0	0
Net revenue	1,524	1,471
Operating expenses	12	221
Administrative expenses	630	769
Depreciation and amortization	2,144	981
Gain (loss) on foreign exchange	(2,108)	3,146
Operating income	846	(3,646)
Interest expense	(30,117)	(18,931)
Income from long-term investments	560,266	284,262
Other	(27,754)	(11,567)
Earnings before income taxes	503,241	250,118
Property, plant and equipment	32,600	32,909
Investments carried at fair value	0	0
Equity-method investees	0	0
Total assets	106,213	81,340
Capital expenditures	$ 14,492	$ 0